Leases - Future lease payments (Details) ¥ in Millions	Sep. 30, 2020 CNY (¥)
Future lease payments under operating leases
2021	¥ 2,047
2022	3,539
2023	3,106
2024	2,850
2025	2,566
Thereafter	15,933
Total	30,041
Less: imputed interest	(8,030)
Total operating lease liabilities (Note 19)	¥ 22,011